Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.
(a)
................ 224,541 $ 66,068,944
BWX Technologies, Inc. ............... 285,585 27,130,575
Curtiss-Wright Corp. .................. 121,978 33,053,598
HEICO Corp. ...................... 135,586 30,318,385
HEICO Corp. , Class A ................. 257,509 45,712,998
Hexcel Corp. ....................... 259,124 16,182,294
Howmet Aerospace, Inc. ............... 1,274,703 98,955,194
Huntington Ingalls Industries, Inc. ......... 124,213 30,597,388
L3Harris Technologies, Inc. ............. 589,645 132,422,474
Loar Holdings, Inc.
(a)
.................. 29,355 1,567,851
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 362,567 11,917,577
Textron, Inc. ....................... 596,167 51,186,899
Woodward, Inc. ..................... 186,939 32,598,423
577,712,600
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 358,172 31,562,117
Expeditors International of Washington, Inc. .. 437,390 54,581,898
GXO Logistics, Inc.
(a) (b)
................ 364,770 18,420,885
104,564,900
Automobile Components — 0.4%
Aptiv plc
(a)
......................... 851,315 59,949,602
BorgWarner, Inc. .................... 722,772 23,302,169
Gentex Corp. ...................... 724,356 24,418,041
Lear Corp. ........................ 178,683 20,407,386
QuantumScape Corp. , Class A
(a) (b)
........ 1,086,472 5,345,442
133,422,640
Automobiles — 0.2%
Harley-Davidson, Inc. ................. 382,783 12,838,542
Lucid Group, Inc.
(a) (b)
.................. 2,747,968 7,172,196
Rivian Automotive, Inc. , Class A
(a) (b)
........ 2,566,118 34,437,304
Thor Industries, Inc. .................. 159,545 14,909,480
69,357,522
Banks — 2.7%
Bank OZK ........................ 337,032 13,818,312
BOK Financial Corp. .................. 73,649 6,749,194
Citizens Financial Group, Inc. ........... 1,443,544 52,010,890
Columbia Banking System, Inc. .......... 652,776 12,983,715
Comerica, Inc. ...................... 401,692 20,502,360
Commerce Bancshares, Inc. ............ 370,350 20,658,123
Cullen/Frost Bankers, Inc. .............. 183,008 18,599,103
East West Bancorp, Inc. ............... 436,306 31,950,688
Fifth Third Bancorp .................. 2,149,123 78,421,498
First Citizens BancShares, Inc. , Class A ..... 37,437 63,029,308
First Hawaiian, Inc. .................. 395,660 8,213,902
First Horizon Corp. ................... 1,712,720 27,009,594
FNB Corp. ........................ 1,172,950 16,045,956
Huntington Bancshares, Inc. ............ 4,558,185 60,076,878
KeyCorp .......................... 2,921,883 41,519,958
M&T Bank Corp. .................... 521,540 78,940,294
NU Holdings Ltd. , Class A
(a)
............. 9,930,870 128,008,914
Pinnacle Financial Partners, Inc. .......... 239,251 19,149,650
Popular, Inc. ....................... 227,223 20,093,330
Prosperity Bancshares, Inc. ............. 279,787 17,106,177
Regions Financial Corp. ............... 2,889,880 57,913,195
Synovus Financial Corp. ............... 464,012 18,648,642
TFS Financial Corp. .................. 155,490 1,962,284
Webster Financial Corp. ............... 541,160 23,589,165
Western Alliance Bancorp .............. 336,552 21,142,197
Wintrust Financial Corp. ............... 195,484 19,266,903
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA ................... 455,407 $ 19,751,002
897,161,232
Beverages — 0.4%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
..... 28,104 8,573,125
Brown-Forman Corp. , Class A ........... 159,999 7,060,756
Brown-Forman Corp. , Class B, NVS ....... 530,530 22,913,591
Celsius Holdings, Inc.
(a)
................ 550,510 31,428,616
Coca-Cola Consolidated, Inc. ............ 18,355 19,915,175
Molson Coors Beverage Co. , Class B ...... 550,424 27,978,052
117,869,315
Biotechnology — 1.7%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
.......... 394,377 95,833,611
Apellis Pharmaceuticals, Inc. ............ 326,166 12,511,728
Biogen, Inc. ....................... 454,858 105,445,182
BioMarin Pharmaceutical, Inc.
(b)
.......... 588,474 48,449,064
Cerevel Therapeutics Holdings, Inc. ....... 215,543 8,813,553
Exact Sciences Corp.
(b)
................ 569,874 24,077,177
Exelixis, Inc. ....................... 893,137 20,068,788
GRAIL, Inc.
(b)
...................... 80,314 1,234,426
Incyte Corp. ....................... 576,205 34,929,547
Ionis Pharmaceuticals, Inc.
(b)
............ 452,925 21,586,406
Natera, Inc.
(b)
...................... 353,907 38,324,589
Neurocrine Biosciences, Inc. ............ 312,142 42,972,589
Roivant Sciences Ltd. ................. 1,101,413 11,641,935
Sarepta Therapeutics, Inc.
(b)
............ 282,831 44,687,298
Ultragenyx Pharmaceutical, Inc. .......... 271,282 11,149,690
United Therapeutics Corp. .............. 136,460 43,469,333
Viking Therapeutics, Inc. ............... 328,773 17,428,257
582,623,173
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a) (b)
.............. 3,617,086 75,777,952
Dillard's, Inc. , Class A ................. 9,526 4,195,155
eBay, Inc. ......................... 1,584,984 85,145,341
Etsy, Inc.
(a)
........................ 362,097 21,356,481
Kohl's Corp. ....................... 349,166 8,027,326
Macy's, Inc. ....................... 860,374 16,519,181
Nordstrom, Inc. ..................... 316,365 6,713,265
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 189,929 18,645,330
236,380,031
Building Products — 1.4%
A O Smith Corp. .................... 371,449 30,377,099
AAON, Inc. ........................ 211,059 18,412,787
Advanced Drainage Systems, Inc. ........ 208,187 33,391,113
Allegion plc ........................ 273,718 32,339,782
Armstrong World Industries, Inc. .......... 136,258 15,429,856
AZEK Co., Inc. (The) , Class A
(a)
.......... 451,255 19,011,373
Builders FirstSource, Inc.
(a) (b)
............ 375,722 52,003,682
Carlisle Cos., Inc. ................... 149,261 60,482,050
Fortune Brands Innovations, Inc. ......... 389,982 25,325,431
Hayward Holdings, Inc.
(a) (b)
.............. 439,636 5,407,523
Lennox International, Inc. .............. 100,291 53,653,679
Masco Corp. ....................... 688,134 45,877,894
Owens Corning ..................... 271,110 47,097,229
Simpson Manufacturing Co., Inc. ......... 130,447 21,984,233
Trex Co., Inc.
(a)
..................... 338,062 25,057,155
485,850,886
Capital Markets — 4.7%
Affiliated Managers Group, Inc. .......... 101,095 15,794,072
Ameriprise Financial, Inc. .............. 314,336 134,281,196
Ares Management Corp. , Class A ......... 561,151 74,790,205
Bank of New York Mellon Corp. (The) ...... 2,352,027 140,862,897
Blue Owl Capital, Inc. , Class A ........... 1,573,328 27,926,572

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Carlyle Group, Inc. (The) ............... 689,368 $ 27,678,125
CBOE Global Markets, Inc. ............. 329,947 56,110,787
Coinbase Global, Inc. , Class A
(a) (b)
......... 616,556 137,017,240
Evercore, Inc. , Class A ................ 113,838 23,727,254
FactSet Research Systems, Inc. .......... 118,427 48,350,191
Franklin Resources, Inc. ............... 899,730 20,108,966
Houlihan Lokey, Inc. , Class A ............ 160,240 21,609,966
Interactive Brokers Group, Inc. , Class A ..... 326,420 40,019,092
Invesco Ltd. ....................... 1,151,732 17,229,911
Janus Henderson Group plc ............ 413,004 13,922,365
Jefferies Financial Group, Inc. ........... 578,175 28,769,988
Lazard, Inc. ....................... 348,246 13,296,032
LPL Financial Holdings, Inc. ............. 232,907 65,050,925
MarketAxess Holdings, Inc. ............. 114,701 23,000,992
Morningstar, Inc. .................... 83,466 24,693,416
MSCI, Inc. ........................ 239,712 115,481,256
Nasdaq, Inc. ....................... 1,159,859 69,893,103
Northern Trust Corp. .................. 633,870 53,232,403
Raymond James Financial, Inc. .......... 593,803 73,399,989
Robinhood Markets, Inc. , Class A
(a) (b)
....... 2,075,551 47,135,763
SEI Investments Co. .................. 305,863 19,786,277
State Street Corp. ................... 945,332 69,954,568
Stifel Financial Corp. ................. 313,757 26,402,652
T. Rowe Price Group, Inc. .............. 685,452 79,039,470
TPG, Inc. , Class A ................... 265,290 10,996,270
Tradeweb Markets, Inc. , Class A .......... 363,177 38,496,762
Virtu Financial, Inc. , Class A ............. 263,670 5,919,392
XP, Inc. , Class A .................... 1,272,459 22,382,554
1,586,360,651
Chemicals — 2.9%
Albemarle Corp.
(b)
................... 366,284 34,987,448
Ashland, Inc. ....................... 155,642 14,706,613
Axalta Coating Systems Ltd.
(a)
........... 687,668 23,497,615
Celanese Corp. ..................... 349,267 47,112,626
CF Industries Holdings, Inc. ............. 585,515 43,398,372
Chemours Co. (The) .................. 467,746 10,557,027
Corteva, Inc. ....................... 2,184,559 117,835,112
Dow, Inc. ......................... 2,195,502 116,471,381
DuPont de Nemours, Inc. .............. 1,306,491 105,159,461
Eastman Chemical Co. ................ 368,655 36,117,130
Element Solutions, Inc. ................ 698,843 18,952,622
FMC Corp. ........................ 388,554 22,361,283
Huntsman Corp. .................... 515,543 11,738,914
International Flavors & Fragrances, Inc. ..... 798,587 76,033,468
LyondellBasell Industries NV , Class A ...... 819,115 78,356,541
Mosaic Co. (The) .................... 1,001,748 28,950,517
NewMarket Corp. .................... 20,680 10,661,988
Olin Corp. ......................... 376,910 17,771,306
PPG Industries, Inc. .................. 728,688 91,734,532
RPM International, Inc. ................ 397,722 42,826,705
Scotts Miracle-Gro Co. (The) ............ 132,061 8,591,889
Westlake Corp. ..................... 106,818 15,469,383
973,291,933
Commercial Services & Supplies — 0.8%
Clean Harbors, Inc.
(a)
................. 162,094 36,657,558
MSA Safety, Inc. .................... 115,412 21,661,678
RB Global, Inc. ..................... 572,685 43,730,227
Rollins, Inc. ........................ 859,049 41,913,001
Stericycle, Inc.
(a)
.................... 287,103 16,689,297
Tetra Tech, Inc. ..................... 166,826 34,112,581
Veralto Corp. ....................... 768,835 73,400,677
Vestis Corp. ....................... 401,310 4,908,021
273,073,040
Security
Shares
Shares Value
Communications Equipment — 0.3%
Ciena Corp.
(a) (b)
..................... 449,145 $ 21,639,806
F5, Inc.
(a) (b)
........................ 180,441 31,077,353
Juniper Networks, Inc. ................ 1,003,428 36,584,985
Lumentum Holdings, Inc.
(a) (b)
............ 206,497 10,514,827
Ubiquiti, Inc. ....................... 12,630 1,839,686
101,656,657
Construction & Engineering — 1.0%
AECOM .......................... 423,307 37,310,279
API Group Corp.
(a)
................... 701,096 26,382,242
Comfort Systems USA, Inc. ............. 109,397 33,269,816
EMCOR Group, Inc. .................. 145,719 53,199,093
MasTec, Inc.
(a)
...................... 195,780 20,946,502
MDU Resources Group, Inc. ............ 637,229 15,994,448
Quanta Services, Inc. ................. 454,582 115,504,740
Valmont Industries, Inc. ................ 61,931 16,996,963
WillScot Mobile Mini Holdings Corp.
(a) (b)
..... 574,056 21,607,468
341,211,551
Construction Materials — 0.7%
Eagle Materials, Inc. .................. 106,608 23,182,976
Martin Marietta Materials, Inc. ........... 191,529 103,770,412
Vulcan Materials Co. ................. 412,986 102,701,358
229,654,746
Consumer Finance — 0.8%
Ally Financial, Inc. ................... 864,442 34,292,414
Credit Acceptance Corp.
(a) (b)
............. 19,421 9,995,600
Discover Financial Services ............. 781,661 102,249,076
OneMain Holdings, Inc. ................ 365,374 17,716,985
SLM Corp. ........................ 692,932 14,406,056
SoFi Technologies, Inc.
(a) (b)
............. 3,184,969 21,052,645
Synchrony Financial .................. 1,258,642 59,395,316
259,108,092
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc. , Class A ........... 1,323,970 26,148,407
BJ's Wholesale Club Holdings, Inc.
(a)
....... 412,776 36,258,244
Casey's General Stores, Inc. ............ 115,751 44,165,951
Dollar General Corp. ................. 685,259 90,611,798
Dollar Tree, Inc.
(a)
.................... 639,931 68,325,433
Grocery Outlet Holding Corp.
(a) (b)
.......... 298,212 6,596,449
Kroger Co. (The) .................... 2,076,672 103,688,233
Maplebear, Inc.
(a)
.................... 536,064 17,229,097
Performance Food Group Co.
(a)
.......... 480,582 31,771,276
Sysco Corp. ....................... 1,554,177 110,952,696
US Foods Holding Corp.
(a)
.............. 719,670 38,128,117
Walgreens Boots Alliance, Inc. ........... 2,234,075 27,021,137
600,896,838
Containers & Packaging — 1.3%
Amcor plc ......................... 4,508,506 44,093,189
AptarGroup, Inc. .................... 204,710 28,825,215
Ardagh Group SA , Class A ............. 58,704 375,118
Avery Dennison Corp. ................. 250,249 54,716,944
Ball Corp. ......................... 972,858 58,390,937
Berry Global Group, Inc. ............... 362,274 21,319,825
Crown Holdings, Inc. ................. 363,960 27,074,984
Graphic Packaging Holding Co.
(b)
......... 956,170 25,061,216
International Paper Co. ................ 1,083,145 46,737,707
Packaging Corp. of America ............ 277,214 50,608,188
Sealed Air Corp. .................... 421,630 14,668,508
Silgan Holdings, Inc. .................. 258,073 10,924,230
Sonoco Products Co. ................. 308,339 15,638,954
WestRock Co. ...................... 803,115 40,364,560
438,799,575

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.4%
Genuine Parts Co. ................... 434,309 $ 60,073,621
LKQ Corp. ........................ 831,449 34,579,964
Pool Corp. ........................ 116,333 35,752,621
130,406,206
Diversified Consumer Services — 0.4%
ADT, Inc. ......................... 906,641 6,890,472
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 179,216 19,728,097
Duolingo, Inc. , Class A
(a)
............... 114,379 23,867,466
Grand Canyon Education, Inc.
(a)
.......... 89,856 12,571,753
H&R Block, Inc. ..................... 436,259 23,658,326
Service Corp. International ............. 445,789 31,708,971
118,425,085
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 678,572 37,355,389
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a) (b)
.... 771,142 20,188,498
Iridium Communications, Inc. ............ 373,293 9,937,060
Liberty Global Ltd. , Class A
(a)
............ 523,993 9,133,198
Liberty Global Ltd. , Class C, NVS
(a)
........ 518,497 9,255,171
48,513,927
Electric Utilities — 2.6%
Alliant Energy Corp. .................. 791,890 40,307,201
Avangrid, Inc. ...................... 221,929 7,885,137
Edison International .................. 1,193,393 85,697,551
Entergy Corp. ...................... 670,909 71,787,263
Evergy, Inc. ........................ 695,740 36,853,348
Eversource Energy .................. 1,095,196 62,108,565
Exelon Corp. ....................... 3,110,313 107,647,933
FirstEnergy Corp. ................... 1,800,080 68,889,062
IDACORP, Inc. ..................... 150,282 13,998,768
NRG Energy, Inc. .................... 672,301 52,345,356
OGE Energy Corp. ................... 626,575 22,368,728
PG&E Corp. ....................... 6,694,899 116,892,937
Pinnacle West Capital Corp. ............ 354,552 27,080,682
PPL Corp. ........................ 2,310,056 63,873,048
Xcel Energy, Inc. .................... 1,736,218 92,731,403
870,466,982
Electrical Equipment — 1.5%
Acuity Brands, Inc. ................... 96,261 23,241,256
AMETEK, Inc. ...................... 718,765 119,825,313
Generac Holdings, Inc.
(a)
............... 183,748 24,295,160
Hubbell, Inc. ....................... 167,223 61,116,662
nVent Electric plc .................... 519,997 39,836,970
Regal Rexnord Corp. ................. 207,168 28,013,257
Rockwell Automation, Inc. .............. 357,085 98,298,359
Sensata Technologies Holding plc ......... 467,716 17,487,901
Vertiv Holdings Co. , Class A ............ 1,119,610 96,924,638
509,039,516
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics, Inc.
(a) (b)
.............. 167,825 20,266,547
Avnet, Inc. ........................ 292,128 15,041,671
CDW Corp. ........................ 420,539 94,133,450
Cognex Corp. ...................... 533,987 24,969,232
Coherent Corp.
(a) (b)
................... 412,951 29,922,429
Corning, Inc. ....................... 2,398,323 93,174,849
Crane NXT Co. ..................... 151,864 9,327,487
IPG Photonics Corp.
(a) (b)
............... 86,710 7,317,457
Jabil, Inc. ......................... 367,503 39,980,651
Keysight Technologies, Inc.
(a) (b)
........... 543,658 74,345,232
Littelfuse, Inc. ...................... 76,153 19,463,945
TD SYNNEX Corp. ................... 237,580 27,416,732
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
............ 146,657 $ 56,899,983
Trimble, Inc.
(a)
...................... 760,812 42,544,607
Vontier Corp.
(b)
..................... 487,460 18,620,972
Zebra Technologies Corp. , Class A
(a)
....... 159,951 49,413,662
622,838,906
Energy Equipment & Services — 0.9%
Baker Hughes Co. , Class A ............. 3,121,629 109,787,692
Halliburton Co. ..................... 2,773,431 93,686,499
NOV, Inc. ......................... 1,237,223 23,519,609
TechnipFMC plc ..................... 1,354,262 35,413,951
Weatherford International plc
(a)
........... 224,294 27,464,801
289,872,552
Entertainment — 1.4%
Electronic Arts, Inc. .................. 835,133 116,359,081
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 79,343 5,096,201
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
...................... 607,292 43,627,857
Liberty Media Corp.-Liberty Live , Class A
(a)
... 64,583 2,422,508
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)
......................... 149,411 5,717,959
Live Nation Entertainment, Inc.
(a)
......... 493,518 46,262,377
Madison Square Garden Sports Corp.
(a)
..... 56,505 10,630,286
Playtika Holding Corp. ................ 204,996 1,613,319
ROBLOX Corp. , Class A
(a) (b)
............. 1,595,282 59,360,443
Roku, Inc. , Class A
(a) (b)
................ 394,102 23,618,533
Take-Two Interactive Software, Inc.
(a) (b)
..... 524,342 81,529,938
TKO Group Holdings, Inc. , Class A ........ 245,876 26,552,149
Warner Bros Discovery, Inc.
(a) (b)
.......... 7,563,859 56,275,111
479,065,762
Financial Services — 1.8%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 711,959 21,508,281
Block, Inc. , Class A
(a)
................. 1,735,162 111,900,597
Corpay, Inc.
(a) (b)
..................... 216,335 57,633,807
Equitable Holdings, Inc. ............... 973,327 39,770,141
Euronet Worldwide, Inc.
(a)
.............. 135,765 14,051,677
Fidelity National Information Services, Inc. ... 1,757,903 132,475,570
Global Payments, Inc. ................ 796,162 76,988,865
Jack Henry & Associates, Inc. ........... 225,668 37,465,401
MGIC Investment Corp. ............... 839,121 18,083,058
Rocket Cos., Inc. , Class A
(a) (b)
............ 434,448 5,951,938
Shift4 Payments, Inc. , Class A
(a) (b)
......... 187,673 13,765,815
Toast, Inc. , Class A
(a) (b)
................ 1,384,893 35,688,693
UWM Holdings Corp. , Class A ........... 327,561 2,269,998
Voya Financial, Inc. .................. 317,558 22,594,252
Western Union Co. (The) .............. 783,130 9,569,849
WEX, Inc.
(a) (b)
....................... 130,840 23,176,998
622,894,940
Food Products — 2.2%
Archer-Daniels-Midland Co. ............. 1,538,059 92,975,667
Bunge Global SA .................... 441,070 47,093,044
Campbell Soup Co. .................. 601,795 27,195,116
Conagra Brands, Inc. ................. 1,497,456 42,557,699
Darling Ingredients, Inc.
(a)
.............. 493,856 18,149,208
Flowers Foods, Inc. .................. 584,349 12,972,548
Freshpet, Inc.
(a)
..................... 144,913 18,750,293
General Mills, Inc. ................... 1,753,751 110,942,288
Hershey Co. (The) ................... 457,647 84,129,248
Hormel Foods Corp. .................. 906,083 27,626,471
Ingredion, Inc. ...................... 205,907 23,617,533
J M Smucker Co. (The) ................ 321,178 35,021,249
Kellanova ......................... 820,999 47,355,222

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Lamb Weston Holdings, Inc. ............ 448,919 $ 37,745,109
McCormick & Co., Inc. (Non-Voting) , NVS ... 785,535 55,725,853
Pilgrim's Pride Corp.
(a)
................ 131,187 5,049,388
Post Holdings, Inc.
(a)
.................. 155,433 16,189,901
Seaboard Corp. ..................... 687 2,171,428
Tyson Foods, Inc. , Class A ............. 881,426 50,364,682
755,631,947
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 466,783 54,450,237
National Fuel Gas Co. ................ 284,688 15,427,243
UGI Corp. ......................... 654,114 14,979,210
84,856,690
Ground Transportation — 1.0%
Avis Budget Group, Inc. ............... 53,859 5,629,343
JB Hunt Transport Services, Inc. ......... 258,280 41,324,800
Knight-Swift Transportation Holdings, Inc. ... 487,937 24,357,815
Landstar System, Inc. ................. 108,743 20,060,909
Lyft, Inc. , Class A
(a) (b)
.................. 1,131,141 15,949,088
Old Dominion Freight Line, Inc. .......... 612,525 108,171,915
Ryder System, Inc. ................... 138,570 17,166,052
Saia, Inc.
(a) (b)
....................... 82,656 39,202,914
Schneider National, Inc. , Class B ......... 145,972 3,526,684
U-Haul Holding Co. , NVS
(b)
............. 319,836 19,196,557
U-Haul Holding Co.
(a)
................. 21,027 1,297,996
XPO, Inc.
(a)
........................ 357,870 37,987,900
333,871,973
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.
(a)
................ 233,818 56,450,680
Baxter International, Inc. ............... 1,588,495 53,135,158
Cooper Cos., Inc. (The)
(b)
.............. 610,060 53,258,238
Dentsply Sirona, Inc. ................. 643,002 16,017,180
Dexcom, Inc.
(a)
..................... 1,235,675 140,100,831
Enovis Corp.
(a)
...................... 166,669 7,533,439
Envista Holdings Corp.
(a) (b)
.............. 523,494 8,705,705
GE HealthCare Technologies, Inc. ........ 1,329,732 103,612,717
Globus Medical, Inc. , Class A
(a)
.......... 349,342 23,926,434
Hologic, Inc.
(a)
...................... 720,166 53,472,325
IDEXX Laboratories, Inc.
(a) (b)
............ 257,265 125,339,508
Inspire Medical Systems, Inc.
(a) (b)
......... 92,866 12,428,257
Insulet Corp.
(a)
...................... 217,828 43,957,690
Masimo Corp.
(a)
..................... 133,600 16,825,584
Penumbra, Inc.
(a) (b)
................... 114,503 20,607,105
QuidelOrtho Corp.
(a) (b)
................. 167,738 5,572,256
ResMed, Inc. ...................... 454,183 86,939,710
Solventum Corp.
(a)
................... 428,837 22,676,900
STERIS plc ........................ 308,131 67,647,080
Teleflex, Inc. ....................... 146,739 30,863,614
Zimmer Biomet Holdings, Inc. ........... 638,571 69,304,111
1,018,374,522
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.
(a)
............ 281,725 19,027,707
Amedisys, Inc.
(a)
.................... 96,519 8,860,444
Cardinal Health, Inc. .................. 762,644 74,983,158
Cencora, Inc. ...................... 526,124 118,535,737
Centene Corp.
(a)
.................... 1,671,721 110,835,102
Chemed Corp. ...................... 45,760 24,828,461
DaVita, Inc.
(a)
....................... 158,239 21,927,178
Encompass Health Corp. .............. 309,355 26,539,565
Henry Schein, Inc.
(a) (b)
................. 400,623 25,679,934
Humana, Inc. ...................... 376,678 140,745,735
Labcorp Holdings, Inc. ................ 261,205 53,157,830
Molina Healthcare, Inc.
(a) (b)
.............. 182,868 54,366,656
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Premier, Inc. , Class A ................. 365,591 $ 6,825,584
Quest Diagnostics, Inc. ................ 345,969 47,356,237
R1 RCM, Inc.
(a) (b)
.................... 485,801 6,101,661
Tenet Healthcare Corp.
(a)
............... 303,830 40,418,505
Universal Health Services, Inc. , Class B
(b)
... 180,808 33,436,823
813,626,317
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc. ....... 541,737 63,366,977
Healthcare Realty Trust, Inc. , Class A ...... 1,189,971 19,610,722
Healthpeak Properties, Inc. ............. 2,220,107 43,514,097
Medical Properties Trust, Inc.
(b)
........... 1,853,507 7,988,615
Omega Healthcare Investors, Inc. ......... 772,753 26,466,791
Ventas, Inc. ....................... 1,261,639 64,671,615
225,618,817
Health Care Technology — 0.3%
(a)(b)
Certara, Inc. ....................... 375,659 5,202,877
Doximity, Inc. , Class A ................ 370,178 10,353,879
Veeva Systems, Inc. , Class A ............ 460,360 84,250,483
99,807,239
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 2,187,981 39,339,899
Park Hotels & Resorts, Inc. ............. 660,939 9,900,866
49,240,765
Hotels, Restaurants & Leisure — 3.5%
Aramark .......................... 817,585 27,814,242
Boyd Gaming Corp. .................. 212,605 11,714,536
Caesars Entertainment, Inc.
(a) (b)
.......... 668,505 26,566,389
Carnival Corp.
(a)
..................... 3,116,688 58,344,399
Cava Group, Inc.
(a) (b)
.................. 235,217 21,816,377
Choice Hotels International, Inc.
(b)
......... 89,467 10,646,573
Churchill Downs, Inc.
(b)
................ 217,355 30,342,758
Darden Restaurants, Inc. .............. 369,502 55,913,043
Domino's Pizza, Inc. .................. 108,445 55,993,407
DraftKings, Inc. , Class A
(a)
.............. 1,388,854 53,012,557
Dutch Bros, Inc. , Class A
(a)
............. 283,595 11,740,833
Expedia Group, Inc.
(a)
................. 394,797 49,740,474
Hilton Worldwide Holdings, Inc.
(b)
......... 769,626 167,932,393
Hyatt Hotels Corp. , Class A
(b)
............ 137,193 20,842,361
Las Vegas Sands Corp. ............... 1,109,486 49,094,756
Light & Wonder, Inc. , Class A
(a)
........... 281,047 29,476,209
Marriott Vacations Worldwide Corp. ........ 108,964 9,514,736
MGM Resorts International
(a)
............ 760,460 33,794,842
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,336,433 25,111,576
Penn Entertainment, Inc.
(a) (b)
............ 464,356 8,987,610
Planet Fitness, Inc. , Class A
(a) (b)
.......... 271,368 19,969,971
Royal Caribbean Cruises Ltd.
(a) (b)
......... 741,805 118,265,971
Texas Roadhouse, Inc. ................ 207,090 35,559,424
Travel + Leisure Co. .................. 220,536 9,919,709
Vail Resorts, Inc. .................... 118,578 21,359,455
Wendy's Co. (The) ................... 536,429 9,097,836
Wingstop, Inc. ...................... 91,818 38,807,796
Wyndham Hotels & Resorts, Inc. ......... 245,144 18,140,656
Wynn Resorts Ltd. ................... 319,053 28,555,243
Yum! Brands, Inc. ................... 877,241 116,199,343
1,174,275,475
Household Durables — 1.9%
DR Horton, Inc. ..................... 926,189 130,527,816
Garmin Ltd. ........................ 483,703 78,804,893
Leggett & Platt, Inc. .................. 412,562 4,727,960
Lennar Corp. , Class A ................. 748,545 112,184,439
Lennar Corp. , Class B
(b)
............... 40,586 5,658,906
Mohawk Industries, Inc.
(a)
.............. 166,072 18,864,118

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Newell Brands, Inc. .................. 1,289,238 $ 8,264,016
NVR, Inc.
(a)
........................ 9,211 69,898,226
PulteGroup, Inc. .................... 655,273 72,145,557
SharkNinja, Inc. ..................... 205,686 15,457,303
Tempur Sealy International, Inc. .......... 528,673 25,027,380
Toll Brothers, Inc. .................... 326,581 37,615,600
TopBuild Corp.
(a)
.................... 99,514 38,339,759
Whirlpool Corp. ..................... 164,989 16,861,876
634,377,849
Household Products — 0.4%
Church & Dwight Co., Inc. .............. 759,874 78,783,736
Clorox Co. (The) .................... 387,348 52,861,382
Reynolds Consumer Products, Inc. ........ 170,518 4,771,094
Spectrum Brands Holdings, Inc. .......... 91,197 7,836,558
144,252,770
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) .................... 2,217,770 38,966,219
Brookfield Renewable Corp. ............ 423,463 12,017,880
Clearway Energy, Inc. , Class A ........... 116,536 2,640,706
Clearway Energy, Inc. , Class C .......... 252,630 6,237,435
Vistra Corp. ....................... 1,078,333 92,715,071
152,577,311
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............. 884,374 22,586,912
EastGroup Properties, Inc. ............. 147,198 25,038,380
First Industrial Realty Trust, Inc. .......... 408,714 19,418,002
Rexford Industrial Realty, Inc. ........... 667,159 29,748,620
STAG Industrial, Inc. ................. 565,386 20,387,819
117,179,733
Insurance — 5.2%
Aflac, Inc. ......................... 1,795,667 160,371,020
Allstate Corp. (The) .................. 824,591 131,654,199
American Financial Group, Inc. .......... 230,835 28,397,322
Arch Capital Group Ltd.
(a) (b)
............. 1,134,298 114,439,325
Arthur J Gallagher & Co. ............... 676,817 175,505,416
Assurant, Inc. ...................... 167,483 27,844,049
Assured Guaranty Ltd. ................ 171,835 13,257,070
Axis Capital Holdings Ltd. .............. 254,273 17,964,387
Brighthouse Financial, Inc.
(a)
............ 212,143 9,194,278
Brown & Brown, Inc. .................. 755,048 67,508,842
Cincinnati Financial Corp. .............. 484,049 57,166,187
CNA Financial Corp. .................. 87,074 4,011,499
Everest Group Ltd. ................... 135,957 51,802,336
Fidelity National Financial, Inc. , Class A ..... 755,300 37,326,926
First American Financial Corp. ........... 317,345 17,120,763
Globe Life, Inc. ..................... 299,630 24,653,556
Hanover Insurance Group, Inc. (The) ...... 115,248 14,456,709
Hartford Financial Services Group, Inc. (The) . 935,282 94,033,252
Kemper Corp. ...................... 190,808 11,320,639
Kinsale Capital Group, Inc.
(b)
............ 68,864 26,531,922
Lincoln National Corp. ................ 489,910 15,236,201
Loews Corp. ....................... 576,880 43,116,011
Markel Group, Inc.
(a)
.................. 40,397 63,651,937
Old Republic International Corp. .......... 813,960 25,151,364
Primerica, Inc. ...................... 111,441 26,364,712
Principal Financial Group, Inc. ........... 731,984 57,424,145
Prudential Financial, Inc. ............... 1,129,693 132,388,723
Reinsurance Group of America, Inc. ....... 209,180 42,938,378
RenaissanceRe Holdings Ltd. ........... 163,608 36,568,024
RLI Corp. ......................... 131,502 18,501,016
Ryan Specialty Holdings, Inc. , Class A ...... 322,547 18,678,697
Unum Group ....................... 475,886 24,322,533
Security
Shares
Shares Value
Insurance (continued)
White Mountains Insurance Group Ltd.
(b)
.... 7,964 $ 14,474,172
Willis Towers Watson plc ............... 320,135 83,920,189
WR Berkley Corp.
(b)
.................. 654,439 51,425,817
1,738,721,616
Interactive Media & Services — 0.4%
(a)
IAC, Inc.
(b)
......................... 233,629 10,945,519
Match Group, Inc. ................... 826,392 25,105,789
Pinterest, Inc. , Class A ................ 1,849,862 81,523,418
TripAdvisor, Inc.
(b)
................... 335,363 5,972,815
Trump Media & Technology Group Corp. .... 180,578 5,913,930
ZoomInfo Technologies, Inc. ............ 972,643 12,420,651
141,882,122
IT Services — 2.0%
Akamai Technologies, Inc.
(a)
............. 470,427 42,376,064
Amdocs Ltd. ....................... 356,854 28,162,918
Cloudflare, Inc. , Class A
(a) (b)
............. 937,002 77,611,875
Cognizant Technology Solutions Corp. , Class A 1,555,674 105,785,832
DXC Technology Co.
(a) (b)
............... 564,795 10,781,936
EPAM Systems, Inc.
(a) (b)
............... 173,271 32,594,008
Gartner, Inc.
(a)
...................... 235,695 105,841,197
Globant SA
(a) (b)
..................... 131,380 23,419,799
GoDaddy, Inc. , Class A
(a)
............... 443,863 62,012,100
Kyndryl Holdings, Inc.
(a)
................ 713,619 18,775,316
MongoDB, Inc. , Class A
(a) (b)
............. 212,833 53,199,737
Okta, Inc. , Class A
(a)
.................. 482,979 45,211,664
Twilio, Inc. , Class A
(a)
................. 543,291 30,864,362
VeriSign, Inc.
(a)
..................... 269,064 47,839,579
684,476,387
Leisure Products — 0.2%
Brunswick Corp. .................... 212,458 15,460,569
Hasbro, Inc. ....................... 434,720 25,431,120
Mattel, Inc.
(a)
....................... 1,072,574 17,440,053
Polaris, Inc. ........................ 163,353 12,792,174
YETI Holdings, Inc.
(a) (b)
................ 263,669 10,058,972
81,182,888
Life Sciences Tools & Services — 2.4%
10X Genomics, Inc. , Class A
(a)
........... 318,741 6,199,512
Agilent Technologies, Inc. .............. 915,507 118,677,172
Avantor, Inc.
(a) (b)
..................... 2,123,131 45,010,377
Azenta, Inc.
(a) (b)
..................... 171,141 9,005,439
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 59,785 16,327,881
Bio-Techne Corp. .................... 485,193 34,764,078
Bruker Corp. ....................... 327,805 20,917,237
Charles River Laboratories International, Inc.
(a) (b)
159,817 33,014,996
Fortrea Holdings, Inc.
(a) (b)
............... 262,835 6,134,569
Illumina, Inc.
(a)
...................... 496,991 51,875,921
IQVIA Holdings, Inc.
(a) (b)
................ 563,620 119,171,813
Medpace Holdings, Inc.
(a)
.............. 78,552 32,351,641
Mettler-Toledo International, Inc.
(a)
........ 65,931 92,144,506
QIAGEN NV
(a)
...................... 691,217 28,402,107
Repligen Corp.
(a) (b)
................... 174,100 21,947,046
Revvity, Inc. ....................... 384,818 40,352,016
Sotera Health Co.
(a) (b)
................. 385,895 4,580,574
Waters Corp.
(a) (b)
.................... 184,255 53,456,061
West Pharmaceutical Services, Inc. ....... 226,514 74,611,447
808,944,393
Machinery — 3.8%
AGCO Corp. ....................... 194,366 19,024,544
Allison Transmission Holdings, Inc. ........ 274,802 20,857,472
CNH Industrial NV ................... 2,751,760 27,875,329
Crane Co. ......................... 153,693 22,282,411
Cummins, Inc. ...................... 427,166 118,295,080

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Donaldson Co., Inc. .................. 372,553 $ 26,659,893
Dover Corp. ....................... 428,579 77,337,081
Esab Corp. ........................ 178,933 16,896,643
Flowserve Corp. .................... 413,169 19,873,429
Fortive Corp. ....................... 1,097,602 81,332,308
Gates Industrial Corp. plc
(a) (b)
............ 640,226 10,121,973
Graco, Inc. ........................ 516,628 40,958,268
IDEX Corp. ........................ 235,173 47,316,808
Ingersoll Rand, Inc.
(b)
................. 1,262,988 114,729,830
ITT, Inc. .......................... 259,057 33,464,983
Lincoln Electric Holdings, Inc. ........... 172,219 32,487,392
Middleby Corp. (The)
(a)
................ 164,304 20,145,313
Nordson Corp. ...................... 176,504 40,938,338
Oshkosh Corp. ..................... 205,306 22,214,109
Otis Worldwide Corp. ................. 1,259,818 121,270,081
Pentair plc ........................ 517,782 39,698,346
RBC Bearings, Inc.
(a) (b)
................ 88,851 23,970,223
Snap-on, Inc. ...................... 161,236 42,145,478
Stanley Black & Decker, Inc. ............ 480,263 38,368,211
Timken Co. (The) .................... 201,410 16,138,983
Toro Co. (The) ...................... 325,140 30,403,841
Westinghouse Air Brake Technologies Corp. .. 547,985 86,609,029
Xylem, Inc. ........................ 754,898 102,386,816
1,293,802,212
Marine Transportation — 0.1%
Kirby Corp.
(a)
....................... 182,130 21,806,425
Media — 1.5%
Charter Communications, Inc. , Class A
(a)
.... 292,640 87,487,655
Fox Corp. , Class A, NVS ............... 762,202 26,196,883
Fox Corp. , Class B ................... 397,105 12,715,302
Interpublic Group of Cos., Inc. (The) ....... 1,183,814 34,437,149
Liberty Broadband Corp. , Class A
(a) (b)
....... 49,750 2,716,350
Liberty Broadband Corp. , Class C, NVS
(a) (b)
.. 345,133 18,920,191
Liberty Media Corp.-Liberty SiriusXM , NVS
(a) (b)
457,352 10,134,920
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a) (b)
........................ 206,333 4,570,276
New York Times Co. (The) , Class A ........ 500,991 25,655,749
News Corp. , Class A, NVS ............. 1,180,089 32,535,054
News Corp. , Class B ................. 368,719 10,467,932
Nexstar Media Group, Inc. .............. 98,935 16,424,199
Omnicom Group, Inc. ................. 607,633 54,504,680
Paramount Global , Class A
(b)
............ 37,534 689,875
Paramount Global , Class B, NVS ......... 1,838,235 19,099,262
Sirius XM Holdings, Inc.
(b)
.............. 1,918,439 5,429,182
Trade Desk, Inc. (The) , Class A
(a)
......... 1,380,709 134,853,848
496,838,507
Metals & Mining — 1.0%
Alcoa Corp. ........................ 559,096 22,240,839
ATI, Inc.
(a)
......................... 382,643 21,217,554
Cleveland-Cliffs, Inc.
(a) (b)
............... 1,460,653 22,479,450
MP Materials Corp. , Class A
(a) (b)
.......... 400,219 5,094,788
Nucor Corp. ....................... 748,941 118,392,593
Reliance, Inc. ...................... 177,524 50,700,855
Royal Gold, Inc. ..................... 204,225 25,560,801
Steel Dynamics, Inc. .................. 464,494 60,151,973
United States Steel Corp. .............. 696,214 26,316,889
352,155,742
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. ............... 2,143,734 20,451,222
Annaly Capital Management, Inc. ......... 1,566,922 29,865,533
Rithm Capital Corp. .................. 1,552,340 16,936,030
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc. ............ 927,745 $ 17,571,490
84,824,275
Multi-Utilities — 1.7%
Ameren Corp. ...................... 827,395 58,836,058
CenterPoint Energy, Inc. ............... 1,976,840 61,242,503
CMS Energy Corp. ................... 928,023 55,245,209
Consolidated Edison, Inc. .............. 1,086,239 97,131,491
DTE Energy Co. .................... 646,769 71,797,827
NiSource, Inc. ...................... 1,391,406 40,086,407
Public Service Enterprise Group, Inc. ...... 1,561,658 115,094,195
WEC Energy Group, Inc. ............... 984,274 77,226,138
576,659,828
Office REITs — 0.2%
Boston Properties, Inc. ................ 493,430 30,375,551
Cousins Properties, Inc. ............... 474,541 10,985,624
Highwoods Properties, Inc. ............. 329,496 8,655,860
Kilroy Realty Corp. ................... 367,890 11,467,131
Vornado Realty Trust ................. 549,796 14,454,137
75,938,303
Oil, Gas & Consumable Fuels — 4.6%
Antero Midstream Corp. ............... 1,073,661 15,825,763
Antero Resources Corp.
(a)
.............. 905,503 29,546,563
APA Corp. ........................ 1,128,062 33,210,145
Cheniere Energy, Inc. ................. 717,177 125,384,055
Chesapeake Energy Corp. ............. 414,957 34,105,316
Chord Energy Corp. .................. 192,096 32,210,657
Civitas Resources, Inc. ................ 310,404 21,417,876
Coterra Energy, Inc. .................. 2,314,454 61,726,488
Devon Energy Corp. .................. 1,967,480 93,258,552
Diamondback Energy, Inc. .............. 556,664 111,438,566
DT Midstream, Inc. ................... 302,797 21,507,671
EQT Corp. ........................ 1,366,744 50,542,193
Hess Corp. ........................ 870,851 128,467,940
HF Sinclair Corp. .................... 498,838 26,608,019
Kinder Morgan, Inc. .................. 6,029,781 119,811,749
Marathon Oil Corp. ................... 1,780,287 51,040,828
Matador Resources Co. ............... 360,547 21,488,601
New Fortress Energy, Inc. , Class A
(b)
....... 206,279 4,534,012
ONEOK, Inc. ....................... 1,826,606 148,959,719
Ovintiv, Inc. ........................ 841,103 39,422,498
Permian Resources Corp. , Class A ........ 1,954,035 31,557,665
Range Resources Corp. ............... 740,986 24,845,261
Southwestern Energy Co.
(a)
............. 3,442,260 23,166,410
Targa Resources Corp. ................ 688,627 88,681,385
Texas Pacific Land Corp. ............... 58,457 42,923,221
Viper Energy, Inc. , Class A ............. 278,100 10,437,093
Williams Cos., Inc. (The) ............... 3,805,539 161,735,408
1,553,853,654
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 200,431 16,501,484
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(a)
................ 388,654 15,701,621
American Airlines Group, Inc.
(a) (b)
......... 2,041,954 23,135,339
Delta Air Lines, Inc. .................. 2,018,410 95,753,370
Southwest Airlines Co. ................ 1,862,813 53,295,080
United Airlines Holdings, Inc.
(a) (b)
.......... 1,023,995 49,827,597
237,713,007
Personal Care Products — 0.5%
BellRing Brands, Inc.
(a)
................ 403,021 23,028,620
Coty, Inc. , Class A
(a) (b)
................. 1,274,281 12,768,296
elf Beauty, Inc.
(a)
.................... 164,949 34,758,053

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Kenvue, Inc. ....................... 5,953,497 $ 108,234,575
178,789,544
Pharmaceuticals — 0.6%
Catalent, Inc.
(a)
..................... 565,531 31,799,808
Elanco Animal Health, Inc.
(a) (b)
........... 1,539,887 22,220,569
Intra-Cellular Therapies, Inc.
(a)
........... 319,357 21,872,761
Jazz Pharmaceuticals plc
(a)
............. 190,135 20,293,109
Organon & Co. ..................... 809,365 16,753,856
Perrigo Co. plc ..................... 424,948 10,912,665
Royalty Pharma plc , Class A ............ 1,224,484 32,289,643
Viatris, Inc. ........................ 3,741,483 39,771,964
195,914,375
Professional Services — 2.7%
Booz Allen Hamilton Holding Corp. ........ 401,826 61,841,021
Broadridge Financial Solutions, Inc. ....... 365,908 72,083,876
CACI International, Inc. , Class A
(a)
........ 69,264 29,792,524
Clarivate plc
(a) (b)
..................... 1,266,699 7,207,517
Concentrix Corp. .................... 147,900 9,359,112
Dayforce, Inc.
(a) (b)
.................... 462,967 22,963,163
Dun & Bradstreet Holdings, Inc. .......... 923,231 8,549,119
Equifax, Inc. ....................... 383,659 93,021,961
FTI Consulting, Inc.
(a)
................. 109,603 23,622,735
Genpact Ltd. ....................... 547,738 17,631,686
Jacobs Solutions, Inc. ................. 389,816 54,461,193
KBR, Inc. ......................... 416,982 26,745,226
Leidos Holdings, Inc. ................. 422,688 61,661,726
ManpowerGroup, Inc. ................. 149,925 10,464,765
Parsons Corp.
(a)
..................... 142,618 11,667,579
Paychex, Inc. ...................... 1,004,391 119,080,597
Paycom Software, Inc. ................ 158,736 22,705,598
Paycor HCM, Inc.
(a) (b)
................. 214,126 2,719,400
Paylocity Holding Corp.
(a)
.............. 136,525 18,000,821
Robert Half, Inc. .................... 316,331 20,238,857
Science Applications International Corp. .... 161,040 18,930,252
SS&C Technologies Holdings, Inc. ........ 677,332 42,448,396
TransUnion ........................ 606,192 44,955,199
Verisk Analytics, Inc. .................. 444,685 119,864,842
920,017,165
Real Estate Management & Development — 0.7%
(a)
CBRE Group, Inc. , Class A ............. 955,186 85,116,625
CoStar Group, Inc. ................... 1,268,921 94,077,803
Howard Hughes Holdings, Inc.
(b)
.......... 91,017 5,899,722
Jones Lang LaSalle, Inc.
(b)
.............. 147,865 30,353,727
Zillow Group, Inc. , Class A
(b)
............ 164,419 7,405,432
Zillow Group, Inc. , Class C, NVS
(b)
........ 477,175 22,136,148
244,989,457
Residential REITs — 1.6%
American Homes 4 Rent , Class A ......... 1,051,091 39,058,542
AvalonBay Communities, Inc. ........... 443,210 91,695,717
Camden Property Trust ................ 322,559 35,194,412
Equity LifeStyle Properties, Inc. .......... 572,604 37,293,699
Equity Residential ................... 1,179,465 81,784,103
Essex Property Trust, Inc. .............. 199,597 54,330,303
Invitation Homes, Inc. ................. 1,910,135 68,554,745
Mid-America Apartment Communities, Inc. ... 361,735 51,587,028
Sun Communities, Inc. ................ 384,402 46,258,937
UDR, Inc. ......................... 1,025,659 42,205,868
547,963,354
Retail REITs — 1.4%
Agree Realty Corp. .................. 305,994 18,953,268
Brixmor Property Group, Inc. ............ 948,834 21,908,577
Federal Realty Investment Trust .......... 257,588 26,008,660
Security
Shares
Shares Value
Retail REITs (continued)
Kimco Realty Corp. .................. 2,065,462 $ 40,193,891
NNN REIT, Inc. ..................... 570,958 24,322,811
Realty Income Corp. .................. 2,692,201 142,202,057
Regency Centers Corp. ............... 572,565 35,613,543
Simon Property Group, Inc. ............. 1,014,862 154,056,052
463,258,859
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.
(a) (b)
........... 231,229 6,529,907
Amkor Technology, Inc. ................ 347,552 13,909,031
Astera Labs, Inc.
(a)
................... 67,931 4,110,505
Cirrus Logic, Inc.
(a)
................... 167,198 21,344,497
Enphase Energy, Inc.
(a) (b)
............... 411,144 40,995,168
Entegris, Inc.
(b)
..................... 469,934 63,629,064
First Solar, Inc.
(a)
.................... 332,951 75,067,132
GLOBALFOUNDRIES, Inc.
(a) (b)
........... 303,493 15,344,606
Lattice Semiconductor Corp.
(a) (b)
.......... 423,637 24,566,710
MACOM Technology Solutions Holdings, Inc.
(a)
171,380 19,103,729
Microchip Technology, Inc. .............. 1,655,489 151,477,244
MKS Instruments, Inc. ................ 208,342 27,205,298
Monolithic Power Systems, Inc. .......... 146,519 120,391,732
ON Semiconductor Corp.
(a)
............. 1,339,568 91,827,386
Onto Innovation, Inc.
(a)
................ 151,926 33,356,873
Qorvo, Inc.
(a)
....................... 299,506 34,754,676
Skyworks Solutions, Inc. ............... 499,874 53,276,571
Teradyne, Inc. ...................... 476,629 70,679,314
Universal Display Corp. ............... 144,797 30,443,569
Wolfspeed, Inc.
(a) (b)
................... 385,169 8,766,446
906,779,458
Software — 4.5%
ANSYS, Inc.
(a)
...................... 272,429 87,585,924
Appfolio, Inc. , Class A
(a)
............... 68,233 16,687,745
AppLovin Corp. , Class A
(a) (b)
............. 819,634 68,209,941
Aspen Technology, Inc.
(a)
............... 84,501 16,784,434
Bentley Systems, Inc. , Class B
(b)
.......... 440,946 21,765,095
BILL Holdings, Inc.
(a)
.................. 319,532 16,813,774
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 1,306,357 14,513,626
Confluent, Inc. , Class A
(a) (b)
............. 754,437 22,278,525
Datadog, Inc. , Class A
(a) (b)
.............. 934,690 121,219,946
DocuSign, Inc.
(a) (b)
................... 634,566 33,949,281
Dolby Laboratories, Inc. , Class A ......... 180,693 14,316,306
DoubleVerify Holdings, Inc.
(a)
............ 450,255 8,766,465
Dropbox, Inc. , Class A
(a)
............... 776,954 17,458,156
Dynatrace, Inc.
(a)
.................... 811,978 36,327,896
Elastic NV
(a)
....................... 254,290 28,966,174
Fair Isaac Corp.
(a)
.................... 75,199 111,945,743
Five9, Inc.
(a) (b)
...................... 228,634 10,082,759
Gen Digital, Inc. ..................... 1,763,460 44,051,231
Gitlab, Inc. , Class A
(a) (b)
................ 369,714 18,382,180
Guidewire Software, Inc.
(a) (b)
............. 256,474 35,365,200
HashiCorp, Inc. , Class A
(a)
.............. 300,418 10,121,082
HubSpot, Inc.
(a)
..................... 152,836 90,141,144
Informatica, Inc. , Class A
(a) (b)
............ 200,485 6,190,977
Manhattan Associates, Inc.
(a)
............ 190,590 47,014,741
MicroStrategy, Inc. , Class A
(a)
............ 48,926 67,394,586
nCino, Inc.
(a) (b)
...................... 255,393 8,032,110
Nutanix, Inc. , Class A
(a) (b)
............... 761,639 43,299,177
Palantir Technologies, Inc. , Class A
(a)
...... 6,283,588 159,163,284
Pegasystems, Inc. ................... 139,401 8,437,943
Procore Technologies, Inc.
(a) (b)
........... 328,209 21,763,539
PTC, Inc.
(a)
........................ 371,946 67,571,430
RingCentral, Inc. , Class A
(a)
............. 257,499 7,261,472
SentinelOne, Inc. , Class A
(a)
............. 718,268 15,119,541
Smartsheet, Inc. , Class A
(a) (b)
............ 395,857 17,449,377

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Teradata Corp.
(a)
.................... 301,545 $ 10,421,395
Tyler Technologies, Inc.
(a)
.............. 132,492 66,614,328
UiPath, Inc. , Class A
(a) (b)
............... 1,216,464 15,424,764
Unity Software, Inc.
(a) (b)
................ 929,025 15,105,946
Zoom Video Communications, Inc. , Class A
(a) (b)
777,634 46,028,156
Zscaler, Inc.
(a)
...................... 286,180 55,000,934
1,523,026,327
Specialized REITs — 2.4%
Crown Castle, Inc. ................... 1,354,189 132,304,265
CubeSmart ........................ 699,223 31,583,903
Digital Realty Trust, Inc. ............... 1,009,417 153,481,855
EPR Properties ..................... 233,609 9,806,906
Extra Space Storage, Inc. .............. 653,212 101,515,677
Gaming & Leisure Properties, Inc. ........ 821,517 37,140,783
Iron Mountain, Inc. ................... 885,924 79,396,509
Lamar Advertising Co. , Class A .......... 274,507 32,811,822
National Storage Affiliates Trust .......... 223,911 9,229,611
Rayonier, Inc. ...................... 460,737 13,402,839
SBA Communications Corp. ............ 334,474 65,657,246
VICI Properties, Inc. .................. 3,271,115 93,684,734
Weyerhaeuser Co. ................... 2,283,171 64,819,225
824,835,375
Specialty Retail — 2.4%
Advance Auto Parts, Inc. ............... 185,906 11,773,427
AutoNation, Inc.
(a) (b)
.................. 81,683 13,018,636
Bath & Body Works, Inc. ............... 705,263 27,540,520
Best Buy Co., Inc. ................... 672,109 56,652,068
Burlington Stores, Inc.
(a)
............... 197,896 47,495,040
CarMax, Inc.
(a) (b)
..................... 491,425 36,041,109
Carvana Co. , Class A
(a)
................ 329,148 42,367,931
Dick's Sporting Goods, Inc. ............. 177,847 38,210,428
Five Below, Inc.
(a)
.................... 168,677 18,380,733
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 327,043 32,511,345
GameStop Corp. , Class A
(a) (b)
............ 838,755 20,708,861
Gap, Inc. (The) ..................... 627,828 14,998,811
GNC Holdings, Inc. , NVS
(a) (c)
............ 262,656 3
Lithia Motors, Inc. , Class A ............. 85,134 21,492,078
Murphy USA, Inc. ................... 59,133 27,760,578
Penske Automotive Group, Inc. .......... 58,861 8,771,466
RH
(a) (b)
........................... 46,513 11,369,638
Ross Stores, Inc. .................... 1,027,232 149,277,354
Tractor Supply Co. ................... 337,090 91,014,300
Ulta Beauty, Inc.
(a)
................... 148,799 57,417,070
Valvoline, Inc.
(a)
..................... 406,313 17,552,722
Wayfair, Inc. , Class A
(a) (b)
............... 288,300 15,202,059
Williams-Sonoma, Inc. ................ 198,985 56,187,394
815,743,571
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co. .......... 4,058,147 85,910,972
HP, Inc. .......................... 3,055,975 107,020,245
NetApp, Inc. ....................... 644,608 83,025,510
Pure Storage, Inc. , Class A
(a)
............ 906,382 58,198,788
Super Micro Computer, Inc.
(a)
............ 154,759 126,801,787
Western Digital Corp.
(a) (b)
............... 1,021,356 77,388,144
538,345,446
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.
(a)
................... 370,876 4,661,911
Birkenstock Holding plc
(a) (b)
............. 78,264 4,258,344
Capri Holdings Ltd.
(a)
................. 353,924 11,707,806
Carter's, Inc. ....................... 110,562 6,851,527
Columbia Sportswear Co. .............. 102,063 8,071,142
Crocs, Inc.
(a)
....................... 185,984 27,142,505
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.
(a) (b)
.............. 79,790 $ 77,232,730
PVH Corp.
(b)
....................... 179,940 19,050,248
Ralph Lauren Corp. , Class A ............ 120,559 21,105,059
Skechers USA, Inc. , Class A
(a)
........... 422,296 29,189,100
Tapestry, Inc. ....................... 717,417 30,698,273
Under Armour, Inc. , Class A
(a) (b)
.......... 535,520 3,571,918
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 654,356 4,272,945
VF Corp. ......................... 1,091,636 14,737,086
262,550,594
Trading Companies & Distributors — 1.9%
Air Lease Corp. , Class A ............... 327,920 15,586,038
Core & Main, Inc. , Class A
(a)
............. 522,315 25,562,096
Fastenal Co. ....................... 1,781,228 111,932,368
Ferguson plc ....................... 631,954 122,377,892
MSC Industrial Direct Co., Inc. , Class A ..... 140,670 11,156,538
SiteOne Landscape Supply, Inc.
(a) (b)
........ 139,079 16,885,581
United Rentals, Inc. .................. 207,874 134,438,352
Watsco, Inc. ....................... 107,731 49,905,308
WESCO International, Inc. .............. 136,650 21,661,758
WW Grainger, Inc. ................... 135,743 122,472,764
631,978,695
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 606,260 78,304,542
Essential Utilities, Inc. ................. 778,285 29,053,379
107,357,921
Total Long-Term Investments — 99 .8%
(Cost: $ 25,667,579,303 ) ............................ 33,668,417,039
Short-Term Securities
Money Market Funds — 2.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(f)
.................. 899,497,272 899,857,071
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 75,529,236 75,529,236
Total Short-Term Securities — 2 .9%
(Cost: $ 974,675,616 ) .............................. 975,386,307
Total Investments — 102 .7%
(Cost: $ 26,642,254,919 ) ............................ 34,643,803,346
Liabilities in Excess of Other Assets — (2.7) % ............. (895,063,516)
Net Assets — 100.0% ...............................
$ 33,748,739,830
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,023,503,249 $ — $ (123,522,555)
(a)
$ (33,448) $ (90,175) $ 899,857,071 899,497,272 $ 1,260,828
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 36,144,065 39,385,171
(a)
— — — 75,529,236 75,529,236 696,222 —
$ (33,448) $ (90,175) $ 975,386,307 $ 1,957,050 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 108 09/20/24 $ 16,226 $ 30,368
Russell 1000 Value E-Mini Index ................................................ 138 09/20/24 11,949 62,722
Russell 2000 E-Mini Index .................................................... 96 09/20/24 9,912 79,652
S&P Midcap 400 E-Mini Index ................................................. 146 09/20/24 43,188 152,300
$ 325,042

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell Mid-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 33,668,041,918 $ 375,118 $ 3 $ 33,668,417,039
Short-Term Securities
Money Market Funds ...................................... 975,386,307 — — 975,386,307
$ 34,643,428,225 $ 375,118 $ 3 $ 34,643,803,346
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 325,042 $ — $ — $ 325,042
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust